Accounting Standards - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Abstract]
Net reduction to opening retained earnings	$ 8,376	$ 8,074	$ 5